Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
12. Goodwill:

A continuity of goodwill is as follows:

	December 31, 2017	December 31, 2016
Balance, beginning of year	$2,923	$3,008
Impact of foreign exchange changes	401	(85)
Balance, end of year	$3,324	$2,923

The Company completed its annual assessment at November 30, 2017 and concluded that the remaining goodwill of $3,324 related to the Netherlands reporting unit under the Automotive business segment was not impaired.